Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Principal Funds, Inc.
Supplement dated April 2, 2024
to the Prospectus and Statement of Additional Information
dated March 1, 2024
(as previously supplemented)

This supplement updates information currently in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
The changes described below are being made to the Prospectus for the Money Market Fund.

PFI Prospectus | Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR MONEY MARKET FUND
Risk [Heading]	rr_RiskHeading	In the Principal Risks section, add the following alphabetically:
PFI Prospectus | Money Market Fund | Discretionary Liquidity Fee Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Discretionary Liquidity Fee Risk. The Fund may charge a liquidity fee of up to 2% of the value of shares redeemed if the Fund’s Board of Directors (or PGI, in accordance with Board-approved guidelines) determines that doing so is in the best interests of the Fund. Accordingly, your redemptions from the Fund may be subject to a liquidity fee when you sell your shares at certain times.

PFI Prospectus | Government Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GOVERNMENT MONEY MARKET